9. INCOME TAX (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.30%	0.00%
True ups	(4.30%)	0.40%
Change in valuation allowance	(25.30%)	(4.30%)
Income tax provision	(4.30%)	17.10%